Schedule of Convertible Notes (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Twenty Twenty Four C P B F Convertible Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the CP BF convertible notes	$ 8,758,775	$ 8,758,775
Carrying value of the convertible notes	8,768,100	8,769,841
Carrying value of the CP BF term note extinguished	1,027,631	369,459
Carrying value of the CP BF term note	9,325	11,066
Accrued interest	8,768,100	8,769,841
Prepayments made	(1,153,505)	(283,315)
Conversions	(216,284)	(216,284)
Total CP BF term note and accrued interest	8,425,943	8,639,701
Debt discount, net	(8,758,775)	(8,758,775)
Loan agreement with cpbf Lending Llc [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the CP BF convertible notes		1,821,345	$ 50,961
Carrying value of the convertible notes		1,779,362	853,451
Carrying value of the CP BF term note extinguished		914,479	(7,302,490)
Carrying value of the CP BF term note		(41,983)	6,449,039
Accrued interest		1,779,362	853,451
Total CP BF term note and accrued interest		2,693,841
Debt discount, net		(1,821,345)	(50,961)
Face value of the CP BF term note		6,500,000
Debt discount, net		(129,586)
Carrying value of the CP BF term note		6,370,414
Accrued interest		289,373
Total CP BF term note and accrued interest		6,659,787
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the CP BF convertible notes	2,676,000		6,783,538
Debt discount, net			(131,867)
Carrying value of the convertible notes	530,000	432,000	6,651,671
Carrying value of the CP BF term note extinguished			619,697
Conversion of convertible notes			(7,271,368)
Total convertible notes and accrued interest
Accrued interest	530,000	432,000	6,651,671
Debt discount, net	$ (2,676,000)		(6,783,538)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the CP BF convertible notes			3,196,206
Debt discount, net			(83,688)
Carrying value of the convertible notes			3,112,518
Carrying value of the CP BF term note extinguished			233,714
Conversion of convertible notes			(3,346,232)
Total convertible notes and accrued interest
Accrued interest			3,112,518
Debt discount, net			$ (3,196,206)